Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 67,810,927	€ 27,317,916	€ 71,578,566	€ 19,677,366		€ 8,020,249
Changes in inventories and raw materials and consumables used	(39,871,268)	(14,514,593)	(44,253,393)	(10,573,732)	[1]	(3,663,974)	[1]
Changes in inventories and raw materials and consumables used	(39,871,268)	(14,514,593)	(44,253,393)	(10,573,732)		(3,663,974)
Employee benefits	(43,398,550)	(11,836,642)	(29,666,085)	(9,805,596)	[1]	(3,916,719)	[1]
Other operating expenses	(41,377,860)	(11,677,408)	(43,405,300)	(8,191,740)	[1]	(5,125,236)	[1]
Amortization and depreciation	(7,999,049)	(3,282,059)	(8,483,056)	(2,378,741)	[1]	(762,706)	[1]
Net Other Income/(Expense)	1,367,503	680,489	655,981	288,876		80,258
Operating Loss	(63,468,297)	(13,312,297)	(53,573,287)	(10,983,567)	[1]	(5,368,128)	[1]
Total Assets	357,202,111	135,538,501	342,612,587	81,843,823	[2]	32,455,117
Total Liabilities	197,691,039	160,849,893	211,540,130	69,610,702	[2]	23,071,275
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	73,925,243	29,313,906	79,264,768	19,731,256		8,334,417
Changes in inventories and raw materials and consumables used	(45,801,369)	(16,510,583)	(50,420,183)	(10,590,267)		(3,663,974)
Employee benefits	(43,398,550)	(11,836,642)	(29,666,085)	(9,805,596)		(3,916,719)
Other operating expenses	(41,573,169)	(11,677,408)	(44,114,387)	(8,229,095)		(5,439,404)
Amortization and depreciation	(7,999,049)	(3,282,059)	(8,483,056)	(2,378,741)		(762,706)
Net Other Income/(Expense)	1,367,503	680,489	655,981	288,876		80,258
Operating Loss	63,479,391	(13,312,297)	(52,762,962)	(10,983,567)		(5,368,128)
Total Assets	534,334,197	135,619,041	471,715,616	83,461,249		33,105,244
Total Liabilities	256,848,614	164,043,128	226,055,392	69,960,146		23,453,600
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue	66,137,129	27,719,109	74,279,357	19,672,825		8,334,417
Changes in inventories and raw materials and consumables used	(40,164,085)	(15,243,818)	(47,056,000)	(10,557,378)		(3,673,217)
Employee benefits	(39,792,740)	(10,863,697)	(27,130,067)	(9,127,667)		(3,874,893)
Other operating expenses	(33,992,020)	(11,113,882)	(42,273,187)	(7,764,975)		(4,964,530)
Amortization and depreciation	(7,376,597)	(3,200,819)	(8,213,801)	(2,264,302)		(694,789)
Net Other Income/(Expense)	1,359,351	444,201	961,355	288,393		79,981
Operating Loss	(53,828,962)	(12,258,906)	(49,432,343)	(9,753,104)		(4,793,031)
Total Assets	383,861,409	132,787,102	343,319,707	83,201,776		32,491,710
Total Liabilities	219,284,808	159,812,130	210,417,348	69,231,444		22,782,328
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue	7,593,299	1,505,897	4,687,237	1,313
Changes in inventories and raw materials and consumables used	(5,627,245)	(1,257,984)	(3,345,489)	(13,062)
Employee benefits	(3,426,375)	(881,263)	(2,309,392)	(617,015)		(41,826)
Other operating expenses	(7,541,053)	(535,819)	(1,777,779)	(427,228)		(460,603)
Amortization and depreciation	(621,436)	(80,796)	(268,021)	(114,113)		(67,917)
Net Other Income/(Expense)	7,465	236,026	(306,052)
Operating Loss	(9,615,345)	(1,013,939)	(3,319,496)	(1,170,105)		(570,346)
Total Assets	150,394,375	2,780,415	128,311,702	233,335		351,299
Total Liabilities	37,522,650	4,215,461	15,621,782	707,877		657,730
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue	194,815	88,900	298,174	57,118
Changes in inventories and raw materials and consumables used	(10,039)	(8,781)	(18,694)	(19,827)
Changes in inventories and raw materials and consumables used						9,243
Employee benefits	(179,435)	(91,682)	(226,626)	(60,914)
Other operating expenses	(40,096)	(27,707)	(63,421)	(36,892)		(14,271)
Amortization and depreciation	(1,016)	(444)	(1,234)	(326)
Net Other Income/(Expense)	687	262	678	483		277
Operating Loss	(35,084)	(39,452)	(11,123)	(60,358)		(4,751)
Total Assets	78,413	51,524	84,207	26,138		262,235
Total Liabilities	41,156	15,537	16,262	20,825		13,542
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	(6,114,316)	(1,995,990)	(7,686,202)	(53,890)		(314,168)
Changes in inventories and raw materials and consumables used	5,390,101	1,995,990	6,166,790	16,535
Other operating expenses	195,309	0	709,087	37,355		314,168
Operating Loss	11,094	0	(810,325)
Total Assets	(177,132,086)	(80,540)	(129,103,029)	(1,617,426)		(650,127)
Total Liabilities	€ (59,157,575)	€ (3,193,235)	€ (14,515,262)	€ (349,444)		€ (382,325)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[2]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.